Supplement to the
Fidelity® Variable Insurance Products
High Income Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2023
As Revised November 8, 2023
Prospectus

Effective January 1, 2024, the following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Jared Beckerman (Co-Portfolio Manager) has managed the fund since 2024.
Effective January 1, 2024, the following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Jared Beckerman is Co-Portfolio Manager of VIP High Income Portfolio, which he has managed since 2024.  He also manages other funds. Since joining Fidelity Investments in 2012, Mr. Beckerman has worked as a research analyst and portfolio manager.
VHI-PSTK-1123-110 1.797996.110	November 9, 2023
Supplement to the
Fidelity® Variable Insurance Products
High Income Portfolio
Investor Class
April 29, 2023
As Revised November 8, 2023
Prospectus

Effective January 1, 2024, the following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Jared Beckerman (Co-Portfolio Manager) has managed the fund since 2024.
Effective January 1, 2024, the following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Jared Beckerman is Co-Portfolio Manager of VIP High Income Portfolio, which he has managed since 2024.  He also manages other funds. Since joining Fidelity Investments in 2012, Mr. Beckerman has worked as a research analyst and portfolio manager.
VIPHI-INV-PSTK-1123-107 1.918649.107	November 9, 2023